UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2410

DREYFUS LIQUID ASSETS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/03

SSL-DOCS2 70128344v6

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus

Liquid Assets, Inc.

ANNUAL REPORT December 31, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
17	Report of Independent Auditors
18	Board Members Information
20	Officers of the Fund
F O R M O R E I N F O R M AT I O N
Back Cover

     Dreyfus Liquid Assets, Inc.

LETTER FROM THE CHAIRMAN

The Fund

Dear Shareholder:

This annual report for Dreyfus Liquid Assets, Inc. covers the 12-month period from January 1, 2003, through December 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Patricia A. Larkin.

Money market yields continued to fall toward historical lows during 2003. The Federal Reserve Board reduced short-term interest rates once during the year, in late June, to their lowest level since 1958, and repeatedly reaffirmed its commitment to keeping interest rates low during the remainder of the year.

However, recent economic developments suggest to us that interest rates are more likely to rise in 2004 than to drop further, and we continue to believe that money market funds deserve consideration for the “liquid” portion of investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

January 15, 2004

DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Liquid Assets, Inc. perform during the period?

During the 12-month period ended December 31, 2003, the fund produced a yield of 0.60%. Taking into account the effects of compounding, the fund provided an effective yield of 0.60% for the same period.1

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, short-term securities issued by domestic or foreign branches of U.S. banks, repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of U.S. issuers.

Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund’s performance?

Despite 12 reductions of short-term interest rates by the Federal Reserve Board (the “Fed”) since January 2001, the economy continued to struggle during the opening months of 2003, as the impending war in Iraq caused businesses and consumers to continue to postpone spending. As a result, U.S. GDP grew at a disappointing 1.4% annualized rate during the first quarter of the year.

However, the economic outlook began to improve in March, after it became clear that major combat in Iraq would be over quickly. As investors became more optimistic, money market yields rose at the longer end of the curve.

The Fund

DISCUSSION OF FUND PERFORMANCE (continued)

In May, the manufacturing sector began to show signs of more sustainable improvement, and consumer confidence rebounded. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and new tax cuts. However, at its May meeting the Fed cautioned that economic risks were “weighted toward weakness for the foreseeable future.”Although the economy expanded at a greater than expected 3.3% annualized rate during the second quarter, the unemployment rate climbed to 6.4%, its highest level in nine years. To stimulate greater growth and forestall potential deflationary pressures, in late June the Fed reduced the federal funds rate by another 25 basis points to 1%, a 45-year low.

In July, new signs of economic strength created a sudden shift in investor sentiment amid concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates.Although prices of longer-term bonds plunged and yields rose, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.

The economy continued to improve in the fall as it became clearer that business investment and consumer spending were rebounding, even as inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose as consumers spent their tax refunds. It was later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003.

Economic indicators in October and November provided more evidence of an improving economy, including an encouraging increase in the number of jobs in the U.S. economy and a decrease in the unemployment rate to 6.0%. Orders for durable goods rose more strongly in November, suggesting that business investment was finally contributing in a meaningful way to the recovery, and consumer confidence advanced to its highest level in more than a year. As a result, yields of most longer-dated U.S.Treasury securities began to rise.

As was widely expected, the Fed held the overnight federal funds rate steady at its meeting in early December, and it reiterated its commitment to keeping borrowing rates low for “a considerable period.” By year-end, new statistical data further confirmed that an economic recovery was well underway.The housing market remained strong, and the labor market improved modestly. At the same time, a drop in the Consumer Price Index validated the perception that inflation remains well under control.

What is the fund’s current strategy?

For much of the reporting period, we maintained the fund’s weighted average maturity in a range longer than that of other money market funds.We recently reduced the weighted average maturity in order to manage the risks of potentially rising interest rates in a recovering economy. Of course, we are prepared to adjust our strategies as economic and market conditions evolve.

January 15, 2004

  Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Fund

STATEMENT OF INVESTMENTS
December 31, 2003

		Principal
Negotiable Bank Certificates of Deposit—6.5%		Amount ($)		Value ($)

Citibank N.A.
1.08%, 1/5/2004		30,000,000		30,000,000
M&I Marshall & Isley Bank Milwaukee, WI
1.05%, 1/30/2004		200,000,000	[a]	200,000,000
Wilmington Trust Co.
1.13%, 2/3/2004		100,000,000		100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $	330,000,000)			330,000,000

Commercial Paper—29.7%

Allied Irish Banks N.A.
1.05%, 1/5/2004		25,000,000		24,997,111
Amstel Funding
1.09%, 1/15/2004		45,150,000	[b]	45,130,861
Barclays U.S. Funding Corp.
1.08%, 1/20/2004		22,000,000		21,987,468
Bear Stearns Cos. Inc.
1.07%—1.08%, 1/20/2004—2/20/2004		175,000,000		174,807,646
Bear Stearns Cos. Inc.
1.05%, 1/16/2004		50,000,000	[a]	50,000,000
Deutsche Bank Financial LLC
.98%, 1/2/2004		100,000,000		99,997,278
FCAR Owner Trust
1.09%, 1/20/2004—1/21/2004		92,000,000		91,945,560
General Electric Capital Corp.
1.24%, 7/9/2004		200,000,000		198,701,667
ING America Insurance Holdings Inc.
1.11%, 2/13/2004		75,000,000		74,900,563
ING (U.S.) Funding LLC
1.03%, 1/5/2004		100,000,000		99,988,667
J.P. Morgan Chase & Co.
1.10%, 1/22/2004		200,000,000		199,871,667
Lehman Brothers Holdings Inc.
1.05%—1.06%, 1/5/2004—7/16/2004		210,000,000		210,000,000
Societe Generale N.A. Inc.
1.09%, 2/5/2004		100,000,000		99,894,514
UBS Finance (DE) LLC
.95%, 1/2/2004		106,000,000		105,997,203
Total Commercial Paper
(cost $	1,498,220,205)			1,498,220,205

6

		Principal
Corporate Notes—4.5%		Amount ($)		Value ($)

Merrill Lynch & Co. Inc.
1.10%, 1/5/2005
(cost $	225,000,000)	225,000,000	[a]	225,000,000

Promissory Notes—3.0%

Goldman Sachs Group Inc.
1.33%—1.41%, 1/21/2004—9/15/2004
(cost $	150,000,000)	150,000,000	[c]	150,000,000

Short-Term Bank Notes—7.9%

Bank One N.A.
1.05%, 2/24/2004—3/4/2004		250,000,000	[a]	249,996,162
M&I Marshall & Isley Bank Milwaukee, WI
1.05%, 3/12/2004		50,000,000	[a]	49,998,532
Wells Fargo Bank N.A.
1.05%, 1/15/2004		100,000,000	[a]	100,000,000
Total Short-Term Bank Notes
(cost $	399,994,694)			399,994,694

U.S. Government Agencies—22.5%

Federal Home Loan Banks, Notes
1.06%—1.12%, 7/14/2004—7/30/2004		225,000,000		225,000,000
Federal Home Loan Mortgage Corp.,
Discount Notes
1.14%, 5/20/2004		100,000,000		99,558,611
Federal Home Loan Mortgage Corp., Notes
1.27%, 11/2/2004		234,500,000		234,500,000
Federal National Mortgage Association,
Floating Rate Notes
1.01%—1.03%, 6/17/2004—1/10/2005		225,000,000	[a]	224,903,169
Federal National Mortgage Association, Notes
1.15%—1.50%, 7/27/2004—12/3/2004		350,000,000		350,000,000
Total U.S. Government Agencies
(cost $	1,133,961,780)			1,133,961,780

Time Deposits—30.1%

Branch Banking & Trust Co. Inc. (Grand Cayman)
.88%, 1/2/2004		200,000,000		200,000,000

The Fund

STATEMENT OF INVESTMENTS (continued)

			Principal
Time Deposits (continued)			Amount ($)	Value ($)

Key Bank N.A. (Grand Cayman)
.88%, 1/2/2004			204,800,000	204,800,000
Lasalle National Bank N.A. (Grand Cayman)
.88%, 1/2/2004			150,000,000	150,000,000
M&T Bank (Grand Cayman)
.94%, 1/2/2004			220,000,000	220,000,000
Regions Bank (Grand Cayman)
.88%, 1/2/2004			220,000,000	220,000,000
South Trust Bank (Grand Cayman)
.94%, 1/2/2004			220,000,000	220,000,000
State Street Bank & Trust Co. (Grand Cayman)
.97%, 1/2/2004			206,000,000	206,000,000
Wells Fargo Bank N.A. (Grand Cayman)
.97%, 1/2/2004			100,000,000	100,000,000
Total Time Deposits
(cost $	1,520,800,000)			1,520,800,000

Total Investments (cost $		5,257,976,679)	104.2%	5,257,976,679
Liabilities, Less Cash and Receivables			(4.2%)	(210,405,963)
Net Assets			100.0%	5,047,570,716

a Variable interest rate—subject to periodic change.

b	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2003, this security amounted to $45,130,861 or .9% of net assets.

c	These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale.These securities were acquired from 2/25/2003 to 9/16/2003 at a cost of $150,000,000.At December 31, 2003, the aggregate value of these securities was $150,000,000 or 3.0% of net assets and are valued at amortized cost.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		5,257,976,679	5,257,976,679
Cash			13,923,346
Interest receivable			5,811,849
Prepaid expenses			200,021
			5,277,911,895

Liabilities ($):
Due to The Dreyfus Corporation and affiliates			1,239,079
Payable for investment securities purchased			225,000,000
Payable for shares of Common Stock redeemed			1,934,995
Accrued expenses			2,167,105
			230,341,179

Net Assets ( $)			5,047,570,716

Composition of Net Assets ($):
Paid-in capital			5,047,618,147
Accumulated net realized gain (loss) on investments			(47,431)

Net Assets ( $)			5,047,570,716

Shares Outstanding
(25 billion shares of $.001 par value Common Stock authorized)			5,048,487,312
Net Asset Value,	offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund

STATEMENT OF OPERATIONS
Year Ended December 31, 2003

Investment Income ($):
Interest Income	70,237,884
Expenses:
Management fee—Note 2(a)	25,596,146
Shareholder servicing costs—Note 2(b)	10,583,452
Prospectus and shareholders’ reports	320,542
Custodian fees	217,321
Directors’ fees and expenses—Note 2(c)	185,502
Registration fees	139,048
Professional fees	65,594
Miscellaneous	79,846
Total Expenses	37,187,451
Investment Income—Net	33,050,433

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(7,910)
Net Increase in Net Assets Resulting from Operations	33,042,523

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2003	2002

Operations ($):
Investment income—net	33,050,433	100,146,887
Net realized gain (loss) from investments	(7,910)	(24,768)
Net Increase (Decrease) in Net Assets
Resulting from Operations	33,042,523	100,122,119

Dividends to Shareholders from ($):
Investment income—net	(33,050,433)	(100,146,887)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	3,230,407,537	4,654,849,182
Dividends reinvested	13,239,660	35,339,535
Cost of shares redeemed	(4,428,683,402)	(5,060,883,995)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(1,185,036,205)	(370,695,278)
Total Increase (Decrease) in Net Assets	(1,185,044,115)	(370,720,046)

Net Assets ($):
Beginning of Period	6,232,614,831	6,603,334,877
End of Period	5,047,570,716	6,232,614,831

See notes to financial statements.

The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.015	.039	.057	.045
Distributions:
Dividends from
investment income—net	(.006)	(.015)	(.039)	(.057)	(.045)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.60	1.47	4.01	5.85	4.59

Ratios/Supplemental Data (%):
Ratio of expenses to
average net assets	.68	.64	.66	.72	.74
Ratio of net investment income
to average net assets	.60	1.47	3.87	5.73	4.49

Net Assets, end of period
($ x 1,000)	5,047,571	6,232,615	6,603,335	6,027,009	5,399,204

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value of per share $1.00.

The fund’s statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investment, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The Fund

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $47,431 is available to be applied against future net securities profit, if any, realized subsequent to December 31, 2003. If not applied, $5,642 of the carryover expires in fiscal 2008, $9,111 expires in fiscal 2009, $24,768 expires in fiscal 2010 and $7,910 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2003 and December 31, 2002, were all ordinary income, respectively.

During the period ended December 31, 2003, as a result of permanent book to tax differences, the fund decreased accumulated net realized gain (loss) on investments by $6,280 and increased paid-in capital by the same amount. Net assets were not affected by this reclassification.

At December 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: 1 / 2 of 1% of the first $1.5 billion; 48/100ths of 1% of the next $500 million; 47/100ths of 1% of the next $500 million; and 45/100ths of 1% over $2.5 billion.The fee is payable monthly.The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the fund’s average net assets, the Manager will refund to the fund, or bear, the excess over 1%. During the period ended December 31, 2003, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2003, the fund was charged $4,118,936 pursuant to the Shareholder Services Plan.

The Fund

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2003, the fund was charged $1,884,590 pursuant to the transfer agency agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors Dreyfus Liquid Assets, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Liquid Assets, Inc., including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and others.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Liquid Assets, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

New York, New York February 4, 2004

The Fund

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60) Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

No. of Portfolios for which Board Member Serves: 186

———————

Clifford L. Alexander, Jr. (70) Board Member (2003)

Principal Occupation During Past 5 Years:

  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody's Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

Other Board Memberships and Affiliations:

  Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director
  Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 65

———————

Lucy Wilson Benson (76) Board Member (1981)

Principal Occupation During Past 5 Years:

• President of Benson and Associates, consultants to business and government (1980-present)

Other Board Memberships and Affiliations:

  The International Executive Services Corps, Director
  Citizens Network for Foreign Affairs,Vice Chairperson
  Council on Foreign Relations, Member
  Lafayette College Board of Trustees,Vice Chairperson
  Atlantic Council of the U.S., Director

No. of Portfolios for which Board Member Serves: 39

David W. Burke (67) Board Member (1994)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 83

———————

Whitney I. Gerard (69) Board Member (1973)

Principal Occupation During Past 5 Years:

• Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 37

———————

Arthur A. Hartman (77) Board Member (1989)

Principal Occupation During Past 5 Years:

  Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
  Advisory Council Member to Barings Vostok

Other Board Memberships and Affiliations:

• APCO Associates, Inc., Senior Consultant

No. of Portfolios for which Board Member Serves: 37

———————

George L. Perry (69) Board Member (1989)

Principal Occupation During Past 5 Years:

• Economist and Senior Fellow at Brookings Institution

Other Board Memberships and Affiliations:

  State Farm Mutual Automobile Association, Director
  State Farm Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 37

———————

Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 201 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

ROBERT R. MULLERY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 58 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since May 1986.

STEVEN F. NEWMAN, Assistant Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 201 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, Assistant Secretary since March 2003.

Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 81 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 201 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 196 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

The Fund

For More Information

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com
Dreyfus Liquid Assets, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
100 Church Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

© 2004 Dreyfus Service Corporation

039AR1203

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the

"Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,800 in 2002 and $35,200 in 2003.

     (b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2002 and $0 in 2003.

     The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of he annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $15,000 in 2002 and $288,500 in 2003.

     Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

     (c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,009 in 2002 and $2,354 in 2003. These services consisted of (i) review or preparation of U.S.

P:\Word Processing\INSERTS FOR EDGAR FILINGS FROM ATTY-PARA\Florence\Florence\N-CSR DLA annual 12-03.DOC federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

     The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003.

     (d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were less than $0 in 2002 and $600 in 2003. These services consisted of a review of the Registrant's anti-money laundering program.

     The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (d) of this Item, which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003.

     Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

     Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $471,337 in 2002 and $521,764 in 2003.

     Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

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Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 25, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 25, 2004

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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Exhibit (a)(1)

THE DREYFUS FAMILY OF FUNDS
CODE OF ETHICS FOR PRINCIPAL EXECUTIVE
AND SENIOR FINANCIAL OFFICERS

1. Covered Officers/Purpose of the Code

     This code of ethics (the "Code") for the investment companies within the complex (each, a "Fund") applies to each Fund's Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or other persons performing similar functions, each of whom is listed on Exhibit A (the "Covered Officers"), for the purpose of promoting:

  honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
  full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (the "SEC") and in other public communications made by the Fund;
  compliance with applicable laws and governmental rules and regulations;
  the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
  accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

2. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

     Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" of the Fund. The compliance programs and procedures of the Fund and the Fund's investment adviser (the "Adviser") are designed to prevent, or identify and correct, violations of these provisions. The Code does not, and is not intended to,

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repeat or replace these programs and procedures, and the circumstances they cover fall outside of the parameters of the Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the Adviser of which the Covered Officers are also officers or employees. As a result, the Code recognizes that the Covered Officers, in the ordinary course of their duties (whether formally for the Fund or for the Adviser, or for both), will be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund and, if addressed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, will be deemed to have been handled ethically. In addition, it is recognized by the Fund's Board that the Covered Officers also may be officers or employees of one or more other investment companies covered by this or other codes of ethics.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. Covered Officers should keep in mind that the Code cannot enumerate every possible scenario. The overarching principle of the Code is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must:

  not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;
  not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; and
  not retaliate against any employee or Covered Officer for reports of potential violations that are made in good faith.

3. Disclosure and Compliance

  Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Fund within his area of responsibility;
  each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Board members and auditors, and to governmental regulators and self-regulatory organizations; and
  each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Fund and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

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  it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

4. Reporting and Accountability

Each Covered Officer must:

  upon adoption of the Code (or thereafter, as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;
  annually thereafter affirm to the Board that he has complied with the requirements of the Code; and
  notify the Adviser's General Counsel (the "General Counsel") promptly if he knows of any violation of the Code. Failure to do so is itself a violation of the Code.

     The General Counsel is responsible for applying the Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. However, waivers sought by any Covered Officer will be considered by the Fund's Board.

The Fund will follow these procedures in investigating and enforcing the Code:

  the General Counsel will take all appropriate action to investigate any potential violations reported to him;
  if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
  any matter that the General Counsel believes is a violation will be reported to the Board;
  if the Board concurs that a violation has occurred, it will consider appropriate action, which may include: review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser or its board; or dismissal of the Covered Officer;
  the Board will be responsible for granting waivers, as appropriate; and
  any waivers of or amendments to the Code, to the extent required, will be disclosed as provided by SEC rules.

5. Other Policies and Procedures

     The Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. The Fund's, its principal underwriter's and the Adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the Adviser's additional policies and procedures, including its Code of Conduct, are separate requirements applying to the Covered Officers and others, and are not part of the Code.

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6. Amendments

     The Code may not be amended except in written form which is specifically approved or ratified by a majority vote of the Fund's Board, including a majority of independent Board members.

7. Confidentiality

     All reports and records prepared or maintained pursuant to the Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or the Code, such matters shall not be disclosed to anyone other than the appropriate Funds and their counsel, the appropriate Boards (or Committees) and their counsel and the Adviser.

8. Internal Use

     The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

Dated as of: July 1, 2003

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Exhibit A

Persons Covered by the Code of Ethics

Stephen E. Canter	President		(Principal Executive Officer)

(Principal Financial and
James Windels	Treasurer		Accounting Officer)

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